Share-Based Compensation (Tables)	12 Months Ended
May 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Share Options and Non-Vested Equity Shares ("NES")

The following tables summarize information regarding share options and non-vested equity shares (“NES”):

Share options	Shares granted	Grant-date fair value	Exercise price
		US$	US$
Grant date:
February 28, 2006	7,099,500	1.00	2.02
July 21, 2006	1,620,000	1.15	2.38
September 7, 2006	100,000	2.38	3.75
March 5, 2007	3,946,500	4.09	8.75
January 17, 2012	3,060,000	10.33	12.19

Total	15,826,000

NES	Shares granted	Grant-date fair value and intrinsic value
		US$

Grant date:
January 24, 2008	2,720,000	12.75
March 11, 2008	152,000	14.00
July 1, 2008	278,500	13.75
Oct 28, 2008	3,200	12.65
May 15, 2009	205,548	12.75
June 15, 2009	316,200	15.13
May 26, 2010	556,848	21.75
June 10, 2011	811,020	25.11
July 23, 2012	1,956,935	12.19
May 27, 2013	208,590	20.33

Total	7,208,841

Summary of Share Options Activity under 2006 Share Incentive Plan

A summary of share options activity under 2006 Share Incentive Plan as of May 31, 2011 and 2012 was as follows:

	Number of options	Weighted average exercise prices	Weighted average remaining contractual life	Aggregated intrinsic value
		US$	years	US$

Options outstanding at June 1, 2010	3,492,992	5.40	6.22	61,200

Exercised	(1,235,700)	5.33
Forfeited	(1,800)	2.02

Options outstanding at May 31, 2011	2,255,492	5.44	5.20	53,046

Granted	3,060,000	12.19
Exercised	(179,195)	4.41
Forfeited	—	—

Options outstanding at May 31, 2012	5,136,297	15.34	7.43	57,371

Granted	—	—
Exercised	(734,048)	7.81
Forfeited	(765,000)	12.91

Options outstanding at May 31, 2013	3,637,249	9.27	6.39	47,503

Options vested and expect to vest at May 31, 2013	3,516,436	9.17	6.31	46,278

Options exercisable at May 31, 2013	2,209,249	7.38	4.95	33,023

Assumptions Used to Estimate Fair Value of Share Options Granted

The fair value of share options granted on January 17, 2012 was estimated on the date of grant using the binomial option pricing model with the following assumptions:

Risk-free interest rate of return	1.83%
Volatility	56%
Dividend yield	0%
Fair value of the underlying ordinary shares	$10.33
Exercise price	$12.19
Exercisable date	1/6 of options vests semi-annually through December 31, 2014
Expiry date	January 17, 2017
Life of option (years)	5
Exercise multiple	2.8
Turnover rate	5.57%
Number of nodes	200

Summary of Status of NES and its Changes

	Number of NES	Weighted- average grant date fair value and intrinsic value
		US$

NES outstanding at June 1, 2010	2,052,808	15.57
Vested	(914,080)	13.61
Forfeited	(35,360)	19.93

NES outstanding at May 31, 2011	1,103,368	17.05
Granted	811,020	25.11
Vested	(1,353,548)	20.35
Forfeited	(39,840)	24.25

NES outstanding at May 31, 2012	521,000	20.47
Granted	2,165,525	12.97
Vested	(1,054,962)	15.84
Forfeited	(120,593)	14.40

NES outstanding at May 31, 2013	1,510,970	13.45

NES vested and expect to vest at May 31, 2013	1,410,270	13.47